Stockholders Equity (Details 2) (USD $)					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Seventy [Member]	Dec. 31, 2013 Seventy [Member]	Sep. 30, 2013 Eighty Three Cents [Member]	Dec. 31, 2013 Eighty Three Cents [Member]	Sep. 30, 2013 One Twenty Four [Member]	Dec. 31, 2013 One Twenty Four [Member]	Sep. 30, 2013 Two Sixty Five [Member]	Dec. 31, 2013 Two Sixty Five [Member]	Sep. 30, 2013 Two Dollars Sixty Seven Cents [Member]	Dec. 31, 2013 Two Dollars Sixty Seven Cents [Member]	Sep. 30, 2013 Two Ninety Five [Member]	Dec. 31, 2013 Two Ninety Five [Member]	Sep. 30, 2013 Three Fifty [Member]	Dec. 31, 2013 Three Fifty [Member]	Sep. 30, 2013 Total [Member]	Dec. 31, 2013 Total [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 1.01	$ 1.01	$ 1.01	$ 2.52	$ 0.70	$ 0.70	$ 0.83	$ 0.83	$ 1.24	$ 1.24	$ 2.65	$ 2.65	$ 2.67	$ 2.67	$ 2.95	$ 2.95	$ 3.50	$ 3.50	$ 1.01	$ 1.01
Number Outstanding, Vested and Exercisable (in Shares)					20,000	20,000	1,500,000	1,500,000	20,000	20,000	10,000	10,000	20,000	20,000	90,000	90,000	20,000	20,000	1,680,000	1,680,000
Weighted Average Remaining Contractual Life (In Years)					5 years 9 months 18 days	5 years 6 months	8 years 7 months 6 days	8 years 146 days	4 years 9 months 18 days	4 years 219 days	4 years 1 month 6 days	3 years 328 days	3 years 10 months 24 days	3 years 219 days	2 years 10 months 24 days	2 years 255 days	3 years 4 months 24 days	3 years 73 days	8 years 1 month 6 days	7 years 292 days
Number Exercisable (in Shares)	1,518,900	1,518,900			20,000		375,000		20,000		10,000		20,000		90,000		20,000		555,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 2.52	$ 1.38			$ 0.70		$ 0.83		$ 1.24		$ 2.65		$ 2.67		$ 2.95		$ 3.50		$ 1.38